Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000002897 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	105.30%
C000002897 | U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002897 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
C000072955 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	105.30%
C000072955 | U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000072955 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
C000072954 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	105.30%
C000072954 | U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000072954 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)